UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22139

Oppenheimer Rochester Short Term

Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way,

Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center,

New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: May 31

Date of reporting period: 2/28/2013

Item 1.	Schedule of Investments.

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS February 28, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Municipal Bonds and Notes–96.6%
Alabama–2.9%
$240,000	Bessemer, AL GO Warrants	6.000%		02/01/2015	03/31/2013	A	$240,931
1,720,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250		01/01/2018	01/01/2014	A	1,747,761
1,200,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250		01/01/2019	01/01/2014	A	1,219,368
375,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.500		02/15/2016	03/31/2013	A	375,004
915,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.500		01/01/2021	01/01/2014	A	929,768
220,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.500		01/01/2022	01/01/2014	A	223,551
165,000	Jefferson County, AL School Warrants[1]	5.500		02/15/2020	09/11/2018	B	164,990
1,180,000	Jefferson County, AL Sewer[1]	5.250		02/01/2014	08/01/2013	A	1,188,838
565,000	Jefferson County, AL Sewer[1]	5.250		02/01/2015	08/01/2013	A	569,418
2,080,000	Jefferson County, AL Sewer[1]	5.250		02/01/2016	08/01/2013	A	2,092,334

							8,751,963
Alaska–2.3%
7,000,000	AK Hsg. Finance Corp. (Home Mtg.)	0.220	[2]	12/01/2041	03/07/2013	A	7,000,000
Arizona–0.8%
65,000	Glendale, AZ Municipal Property Corp.[1]	5.000		07/01/2017	07/01/2013	A	66,078
1,510,000	Mohave County, AZ IDA (Mohave Prison)[1]	7.250		05/01/2015	11/06/2014	B	1,664,231
160,000	Mohave County, AZ IDA (Mohave Prison)[1]	7.500		05/01/2019	12/02/2017	B	196,251
125,000	Pinal County, AZ Community College District[1]	4.000		07/01/2017	03/31/2013	A	125,375
200,000	Yavapai County, AZ Unified School District No. 51 (Chino Valley Elementary)[1]	4.875		07/01/2013	03/31/2013	A	200,810

							2,252,745

1	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS February 28, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Arkansas–0.0%
$ 10,000	AR Devel. Financing Authority Tobacco Settlement (Biosciences Institute College)[1]	5.500%	12/01/2016	03/31/2013	A	$10,037
California–25.9%
30,000	Alameda, CA Community Improvement Commission (Business & Waterfront)[1]	4.400	02/01/2019	03/31/2013	A	30,054
25,000	Apple Valley, CA Improvement Bond Act 1915	6.900	09/02/2015	09/02/2013	A	26,253
50,000	Avalon, CA Community Improvement Agency	4.500	09/01/2022	09/01/2013	A	50,264
20,000	Barstow, CA Redevel. Agency[1]	4.700	09/01/2022	09/01/2014	A	20,485
25,000	Belmont, CA Redevel. Agency (Los Costanos Communities Devel.)	5.300	08/01/2014	03/31/2013	A	25,068
100,000	Benicia, CA Water	4.150	11/01/2015	03/31/2013	A	102,329
50,000	Berkeley, CA Community Facilities District Special Tax (Disaster Fire Protection)[1]	4.500	09/01/2017	09/01/2013	A	50,641
50,000	Bonny Doon, CA Union Elementary School District[1]	4.625	06/01/2016	03/31/2013	A	50,146
50,000	Brea & Olinda, CA Unified School District COP[1]	5.375	08/01/2014	03/31/2013	A	50,226
50,000	Brea, CA Redevel. Agency[1]	4.000	08/01/2015	08/01/2013	A	50,624
100,000	CA Bay Area Government Association	4.500	07/01/2014	03/31/2013	A	101,369
125,000	CA County Tobacco Securitization Agency[1]	4.250	06/01/2021	01/21/2015	B	121,680
155,000	CA County Tobacco Securitization Agency (TASC)[1]	5.750	06/01/2029	03/31/2013	A	159,259
215,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000	06/01/2029	05/31/2013	A	214,976
135,000	CA Dept. of Transportation COP[1]	5.250	03/01/2016	03/28/2013	A	135,605

2	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS February 28, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 1,075,000	CA Educational Facilities Authority (California College of Arts & Crafts)[1]	5.000%	06/01/2021	06/01/2021		$1,186,478
30,000	CA Educational Facilities Authority (Santa Clara University)[1]	4.100	09/01/2018	09/01/2013	A	30,446
15,000	CA GO	4.100	12/01/2014	03/31/2013	A	15,051
55,000	CA GO	4.250	10/01/2026	04/01/2013	A	55,077
10,000	CA GO	4.500	02/01/2014	03/31/2013	A	10,037
20,000	CA GO	4.500	02/01/2015	03/31/2013	A	20,074
10,000	CA GO1	4.750	02/01/2016	03/31/2013	A	10,039
5,000	CA GO1	4.750	02/01/2018	03/31/2013	A	5,019
35,000	CA GO1	4.800	08/01/2014	03/31/2013	A	35,141
135,000	CA GO1	5.125	11/01/2024	11/01/2013	A	139,331
70,000	CA GO1	5.250	06/01/2013	06/01/2013		70,906
10,000	CA GO1	5.250	06/01/2015	06/01/2013	A	10,130
25,000	CA GO1	5.250	10/01/2016	04/01/2013	A	25,114
5,000	CA GO1	5.500	04/01/2013	04/01/2013		5,024
5,000	CA GO1	5.500	05/01/2014	03/31/2013	A	5,024
25,000	CA GO1	5.500	06/01/2015	03/31/2013	A	25,117
20,000	CA GO1	5.750	11/01/2017	05/01/2013	A	20,189
25,000	CA GO1	5.800	06/01/2013	03/31/2013	A	25,124
10,000	CA GO1	6.000	08/01/2013	08/01/2013		10,248
5,000,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000	06/01/2029	03/31/2013	A	5,044,750
5,000,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000	06/01/2030	06/01/2013	A	5,046,900
150,000	CA HFA (Home Mtg.)[1]	3.850	08/01/2015	08/01/2015		153,492

3	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS February 28, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 150,000	CA HFA (Home Mtg.)[1]	4.200%	08/01/2016	08/01/2016		$155,835
50,000	CA Industry Public Facilities Authority	4.000	05/01/2013	03/31/2013	A	50,198
200,000	CA Industry Public Facilities Authority	4.000	05/01/2016	03/31/2013	A	201,330
1,900,000	CA Infrastructure and Economic Devel. (Workers VComp Relief)[1]	5.250	10/01/2015	10/01/2013	A	1,957,228
10,000	CA M-S-R Public Power Agency (San Juan)[1]	6.125	07/01/2013	07/01/2013		10,168
25,000	CA Public Works	4.600	10/01/2013	04/01/2013	A	25,097
50,000	CA Public Works	4.750	10/01/2014	04/01/2013	A	50,196
30,000	CA Public Works[1]	5.500	06/01/2014	12/05/2013	B	30,998
16,225,000	CA Public Works[1]	6.500	09/01/2017	10/19/2015	B	18,123,974
160,000	CA Public Works (California Community Colleges)	4.625	12/01/2013	03/31/2013	A	160,622
25,000	CA Public Works (California Community Colleges)	4.750	10/01/2014	04/01/2013	A	25,098
15,000	CA Public Works (California Community Colleges)	4.750	12/01/2015	03/31/2013	A	15,050
25,000	CA Public Works (California Community Colleges)	4.750	12/01/2015	03/31/2013	A	25,084
50,000	CA Public Works (California Community Colleges)[1]	4.875	12/01/2017	03/31/2013	A	50,165
75,000	CA Public Works (California Community Colleges)[1]	5.250	12/01/2016	03/31/2013	A	75,308
100,000	CA Public Works (California Community Colleges)[1]	5.250	09/01/2019	03/31/2013	A	100,384
250,000	CA Public Works (California State University)[1]	5.000	09/01/2015	03/31/2013	A	250,990
150,000	CA Public Works (California State University)[1]	5.250	10/01/2015	04/01/2013	A	150,627

4	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS February 28, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 50,000	CA Public Works (California State University)[1]	5.500%	09/01/2015	03/31/2013	A	$50,220
25,000	CA Public Works (Dept. of Corrections)[1]	5.500	06/01/2015	06/14/2014	B	26,184
25,000	CA Public Works (Dept. of Corrections)[1]	5.500	10/01/2019	04/01/2013	A	25,102
5,000	CA Public Works (Dept. of Food & Agriculture)	5.400	06/01/2013	03/31/2013	A	5,023
25,000	CA Public Works (Dept. of Forestry)[1]	4.875	10/01/2018	04/01/2013	A	25,084
60,000	CA Public Works (Dept. of General Services)[1]	4.600	03/01/2017	03/31/2013	A	60,189
10,000	CA Public Works (Dept. of General Services)[1]	4.900	03/01/2022	03/31/2013	A	10,030
25,000	CA Public Works (Dept. of Justice Building)	4.600	05/01/2013	03/31/2013	A	25,098
35,000	CA Public Works (Dept. of Justice Building)	4.700	05/01/2014	03/31/2013	A	35,135
15,000	CA Public Works (Dept. of Veterans Affairs)	5.250	11/01/2013	03/31/2013	A	15,067
100,000	CA Public Works (Dept. of Youth Authority)[1]	5.500	10/01/2017	04/01/2013	A	100,424
100,000	CA Public Works (Mission Valley)	4.400	03/01/2015	03/31/2013	A	100,349
75,000	CA Public Works (State Universities)[1]	5.500	12/01/2018	03/31/2013	A	75,311
50,000	CA Public Works (Various Community Colleges)[1]	4.875	12/01/2018	03/31/2013	A	50,160
10,000	CA Public Works (Various Community Colleges)	5.600	04/01/2014	04/01/2013	A	10,047
30,000	CA Public Works (Various Community Colleges)[1]	5.625	03/01/2016	03/24/2013	A	30,133
550,000	CA Public Works (Various Community Colleges)[1]	5.625	03/01/2019	03/31/2013	A	552,294
50,000	CA Public Works (Various State Universities)	5.250	12/01/2013	03/31/2013	A	50,226
30,000	CA Public Works (Various State Universities)[1]	5.375	12/01/2019	03/31/2013	A	30,119
200,000	CA Statewide CDA[1]	5.000	06/15/2013	06/15/2013		202,878

5	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS February 28, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 35,000	CA Statewide CDA Water & Wastewater	4.600%	10/01/2015	04/01/2013	A	$35,113
15,000	CA Statewide CDA Water & Wastewater[1]	4.900	10/01/2018	04/01/2013	A	15,054
300,000	CA Water Resource Devel. GO, Series F	3.500	07/01/2015	03/31/2013	A	300,837
25,000	CA Water Resource Devel. GO, Series J	4.100	08/01/2014	03/31/2013	A	25,086
25,000	CA Water Resource Devel. GO, Series K1	4.750	11/01/2013	03/31/2013	A	25,100
20,000	CA Water Resource Devel. GO, Series L	4.500	08/01/2016	03/31/2013	A	20,066
5,000	CA Water Resource Devel. GO, Series L1	4.500	08/01/2018	03/31/2013	A	5,015
50,000	CA Water Resource Devel. GO, Series L1	4.800	08/01/2013	03/31/2013	A	50,203
35,000	CA Water Resource Devel. GO, Series L1	4.800	08/01/2015	03/31/2013	A	35,140
25,000	CA Water Resource Devel. GO, Series M1	4.000	10/01/2018	03/31/2013	A	25,064
25,000	CA Water Resource Devel. GO, Series M1	4.900	10/01/2013	03/31/2013	A	25,104
30,000	CA Water Resource Devel. GO, Series N1	5.500	06/01/2016	03/31/2013	A	30,139
35,000	CA Water Resource Devel. GO, Series P1	5.800	06/01/2015	03/31/2013	A	35,173
40,000	CA Water Resource Devel. GO, Series Q1	4.750	03/01/2018	03/31/2013	A	40,153
35,000	CA Water Resource Devel. GO, Series Q1	4.750	03/01/2021	03/31/2013	A	35,132
25,000	CA Water Resource Devel. GO, Series Q1	5.200	03/01/2013	03/01/2013		25,010

6	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS February 28, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
California Continued
$ 35,000	CA Y/S School Facilities Financing Authority (Chula Vista Elementary School)[1]	4.750%		09/01/2015	03/31/2013	A	$35,379
15,000	CA Y/S School Facilities Financing Authority (Chula Vista Elementary School)[1]	4.900		09/01/2018	03/31/2013	A	15,277
40,000	Central, CA Unified School District	4.600		08/01/2013	03/31/2013	A	40,135
405,000	Cerritos, CA Public Financing Authority[1]	5.000		11/01/2018	11/01/2017	A	451,741
175,000	Chico, CA Public Financing Authority[1]	4.700		04/01/2015	04/01/2013	A	175,569
55,000	Chico, CA Public Financing Authority[1]	4.875		04/01/2017	04/01/2013	A	55,116
100,000	Clovis, CA Unified School District COP (School Site Acquisition)	5.250		11/01/2013	03/31/2013	A	100,437
250,000	Compton, CA Unified School District	3.000	[3]	06/01/2016	06/01/2016		232,370
150,000	Compton, CA Unified School District	3.001	[3]	06/01/2013	06/01/2013		149,514
25,000	Concord, CA Joint Powers Financing Authority (Concord Avenue Parking Structure)	4.750		03/01/2014	03/31/2013	A	25,098
10,000	Concord, CA Joint Powers Financing Authority (Concord Police Facilities)[1]	5.250		08/01/2013	08/01/2013		10,173
50,000	Culver City, CA Redevel. Agency Tax Allocation[1]	4.750		11/01/2014	03/31/2013	A	50,116
25,000	District of Columbia (Association of American Medical Colleges)[1]	4.750		07/01/2023	03/31/2013	A	25,095
130,000	Dry Creek, CA Joint School District Community Facilities District No. 1[1]	5.200		09/01/2014	09/01/2013	A	133,120
200,000	Duarte, CA Redevel. Agency Tax Allocation[1]	4.000		10/01/2016	10/01/2013	A	207,032
50,000	El Paso De Robles, CA Redevel. Agency (Paso Robles Redevel.)	4.900		07/01/2015	03/31/2013	A	50,052
30,000	Encina, CA Joint Powers Financing Authority Wastewater[1]	5.125		08/01/2014	08/01/2013	A	30,629

7	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS February 28, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 25,000	Folsom Cordova, CA Unified School District School Facilities Improvement District No. 1[1]	4.100%	10/01/2013	04/01/2013	A	$25,078
25,000	Fontana, CA Redevel. Agency (Downtown Redevel.)	4.600	09/01/2013	03/31/2013	A	25,060
125,000	Fontana, CA Redevel. Agency (Jurupa Hills)[1]	5.500	10/01/2017	04/01/2013	A	125,331
300,000	Fresno, CA GO	4.600	08/15/2016	03/31/2013	A	300,507
30,000	Fresno, CA Joint Powers Financing Authority	4.300	08/01/2013	03/31/2013	A	30,060
90,000	Fresno, CA Joint Powers Financing Authority[1]	4.750	04/01/2023	04/01/2018	A	93,702
20,000	Fresno, CA Joint Powers Financing Authority (Exhibit Hall Expansion)[1]	5.000	09/01/2013	03/31/2013	A	20,085
150,000	Fresno, CA Joint Powers Financing Authority (Street Light Acquisition)	4.250	10/01/2013	04/01/2013	A	150,471
365,000	Fresno, CA Joint Powers Financing Authority (Street Light Acquisition)[1]	4.500	10/01/2015	04/01/2013	A	366,110
10,000	Glendale, CA Electric Works[1]	4.500	02/01/2018	03/31/2013	A	10,036
180,000	Glendora, CA Public Finance Authority (Glendora Community Redevel. Agency)[1]	4.100	09/01/2015	09/01/2013	A	181,854
580,000	Imperial, CA PFA (Wastewater Facility)[1]	5.000	10/15/2019	10/15/2019		670,683
610,000	Imperial, CA PFA (Wastewater Facility)[1]	5.000	10/15/2020	10/15/2020		709,662
845,000	Imperial, CA PFA (Water Facility)[1]	5.000	10/15/2019	10/15/2019		977,116
885,000	Imperial, CA PFA (Water Facility)[1]	5.000	10/15/2020	10/15/2020		1,029,591
125,000	Inland Valley, CA Devel. Agency Tax Allocation	5.500	04/01/2014	04/01/2014		132,036
100,000	La Habra, CA COP	4.600	09/01/2013	03/31/2013	A	100,365

8	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS February 28, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 180,000	Lancaster, CA Redevel. Agency Tax Allocation (Sheriffs Facility)[1]	5.250%	12/01/2016	12/01/2014	A	$191,358
1,000,000	Lee Lake, CA Water District Community Facilities District No. 3 Special Tax	5.750	09/01/2023	09/01/2013	A	1,031,610
105,000	Lincoln, CA Public Financing Authority[1]	4.250	08/01/2017	03/31/2013	A	105,198
1,500,000	Long Beach, CA Bond Finance Authority Natural Gas[1]	5.000	11/15/2015	11/15/2015		1,633,875
10,000	Los Angeles, CA Community Redevel. Agency (Police Emergency Command Control Communication System)	4.900	09/01/2013	03/31/2013	A	10,037
50,000	Los Angeles, CA Municipal Improvement Corp.	4.600	09/01/2013	03/31/2013	A	50,182
20,000	Los Angeles, CA Parking System[1]	4.750	05/01/2015	05/01/2013	A	20,156
50,000	Los Angeles, CA Parking System[1]	5.125	05/01/2016	05/01/2013	A	50,358
650,000	Los Angeles, CA Regional Airports Improvement Corp. (American Airlines)	7.125	12/01/2024	06/01/2013	A	663,293
45,000	Los Angeles, CA Schools Regionalized Busines Service Corp.[1]	5.150	07/01/2013	07/01/2013		45,703
25,000	Los Angeles, CA State Building Authority[1]	5.500	10/01/2016	04/01/2013	A	25,089
45,000	Madera County, CA COP (Valley Children’s Hospital)[1]	4.750	03/15/2018	03/31/2013	A	45,112
25,000	Merced, CA Redevel. Agency Tax Allocation	4.750	12/01/2015	03/31/2013	A	25,052
25,000	Modesto, CA Irrigation District Financing Authority	5.000	09/01/2016	03/31/2013	A	25,106
70,000	Montebello, CA COP[1]	5.300	11/01/2018	03/31/2013	A	70,240
330,000	Moorpark, CA Redevel. Agency Tax Allocation[1]	4.875	10/01/2018	04/01/2013	A	330,515
25,000	Mountain View, CA COP (City Hall Community Theatre)[1]	4.750	08/01/2015	03/31/2013	A	25,097

9	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS February 28, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 50,000	Oakland, CA Unified School District	4.250%	08/01/2014	03/31/2013	A	$50,130
25,000	Oakland, CA Unified School District[1]	5.250	08/01/2019	03/31/2013	A	25,103
275,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108	7.500	09/02/2020	09/02/2013	A	284,771
50,000	Orinda, CA Union School District[1]	4.700	10/15/2019	03/31/2013	A	50,169
50,000	Palmdale, CA Water District COP[1]	4.125	10/01/2018	10/01/2014	A	51,279
1,750,000	Pasadena, CA COP (Old Pasadena Parking Facility)[1]	6.250	01/01/2018	02/15/2016	B	1,984,028
15,000	Pasadena, CA Electric[1]	4.750	06/01/2022	03/31/2013	A	15,040
40,000	Rancho Cucamonga, CA Redevel. Agency (Rancho Redevel.)[1]	5.000	09/01/2013	09/01/2013		40,873
300,000	Rancho Mirage, CA Redevel. Agency Tax Allocation[1]	4.125	04/01/2017	04/01/2013	A	300,447
50,000	Redding, CA Redevel. Agency Tax Allocation (Canby-Hilltop-Cyprus Redevel.)[1]	4.625	09/01/2017	03/31/2013	A	50,091
45,000	Redlands, CA Redevel. Agency	4.600	08/01/2013	03/31/2013	A	45,119
155,000	Rialto, CA Unified School District	3.875	09/01/2015	03/31/2013	A	155,285
95,000	Richmond, CA Joint Powers Financing Authority Tax Allocations	4.800	09/01/2013	03/31/2013	A	95,326
50,000	Richmond, CA Joint Powers Financing Authority Tax Allocations	5.500	09/01/2016	03/31/2013	A	50,147
630,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000	09/01/2018	09/01/2018		694,544
665,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000	09/01/2019	09/01/2019		732,365
695,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000	09/01/2020	09/01/2020		763,312

10	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS February 28, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 115,000	Riverside County, CA Improvement Bond Act 1915 (Rivercrest Assessment District No. 168)	5.000%	09/02/2018	09/02/2018		$126,175
120,000	Riverside County, CA Improvement Bond Act 1915 (Rivercrest Assessment District No. 168)	5.000	09/02/2019	09/02/2019		131,423
125,000	Riverside County, CA Improvement Bond Act 1915 (Rivercrest Assessment District No. 168)	5.000	09/02/2020	09/02/2020		137,290
1,000,000	Riverside County, CA Palm Desert Financing Authority[1]	6.000	05/01/2022	05/01/2018	A	1,161,380
460,000	Riverside County, CA Redevel. Agency (215 Corridor Redevel.)[1]	6.500	12/01/2021	05/06/2018	B	527,744
100,000	Riverside County, CA Redevel. Agency (Casa Blanca Redevel.)[1]	4.600	08/01/2013	03/31/2013	A	100,398
75,000	Riverside County, CA Redevel. Agency (Casa Blanca Redevel.)	4.700	08/01/2014	03/31/2013	A	75,294
475,000	Riverside, CA COP[1]	5.000	09/01/2018	09/01/2013	A	486,500
150,000	Riverside, CA Redevel. Agency (University Corridor)[1]	4.600	08/01/2013	03/31/2013	A	150,597
20,000	Rocklin, CA COP (Police Facilities)[1]	4.100	09/01/2017	03/31/2013	A	20,045
100,000	Rocklin, CA Stanford Ranch Community Facilities District[1]	4.600	11/01/2018	05/01/2013	A	100,554
20,000	Rohnert Park, CA COP	4.600	07/01/2014	03/31/2013	A	20,064
265,000	Roseville, CA Natural Gas Finance Authority[1]	5.000	02/15/2016	02/15/2016		290,684
5,360,000	Sacramento, CA City Financing Authority[1]	5.375	11/01/2014	05/07/2014	B	5,602,807
100,000	Sacramento, CA City Financing Authority (California EPA Building)[1]	4.750	05/01/2023	03/31/2013	A	100,099

11	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS February 28, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 80,000	Sacramento, CA City Financing Authority (California EPA Building)[1]	5.000%	05/01/2013	03/31/2013	A	$80,043
135,000	Sacramento, CA City Financing Authority (California EPA Building)[1]	5.000	05/01/2014	03/31/2013	A	135,073
50,000	Sacramento, CA Unified School District COP[1]	4.600	03/01/2015	03/31/2013	A	50,161
5,000	Sacramento, CA Unified School District COP[1]	4.750	03/01/2017	03/31/2013	A	5,015
50,000	Sacramento, CA Unified School District COP[1]	4.750	03/01/2018	03/31/2013	A	50,140
205,000	Saddleback Valley, CA Unified School District[1]	5.650	09/01/2017	03/31/2013	A	205,931
150,000	San Bernardino County, CA COP (Justice Center/Airport Improvements)[1]	4.000	07/01/2013	07/01/2013		151,260
100,000	San Bernardino County, CA Flood Control District	4.000	08/01/2016	03/31/2013	A	100,282
50,000	San Bernardino County, CA Flood Control District[1]	4.500	08/01/2019	03/31/2013	A	50,138
150,000	San Bernardino County, CA Flood Control District	5.000	08/01/2013	03/31/2013	A	150,621
225,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2015	10/01/2015		246,263
150,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2015	10/01/2015		164,175
5,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2016	10/01/2016		5,608
150,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2017	10/01/2017		171,581
35,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2017	10/01/2017		40,035
25,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2018	10/01/2018		28,736

12	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS February 28, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 20,000	San Bernardino, CA Joint Powers Financing Authority (City Hall)[1]	5.600%	01/01/2015	07/07/2014	B	$19,663
530,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000	09/01/2021	09/01/2021		600,146
35,000	San Francisco, CA City & County COP[1]	4.200	04/01/2017	04/01/2013	A	35,120
65,000	San Francisco, CA City & County Redevel. Financing Authority[1]	4.750	08/01/2018	03/31/2013	A	65,141
305,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	4.500	08/01/2015	08/01/2015		322,675
50,000	San Francisco, CA City & County, COP (30 Van Ness Avenue)	4.250	09/01/2014	03/31/2013	A	50,169
110,000	San Francisco, CA City & County, COP (30 Van Ness Avenue)[1]	4.600	09/01/2018	03/31/2013	A	110,408
50,000	San Francisco, CA City & County, COP (30 Van Ness Avenue)[1]	4.700	09/01/2019	03/31/2013	A	50,191
20,000	San Francisco, CA City & County, COP (Juvenile Hall Replacement)[1]	4.000	03/01/2017	03/31/2013	A	20,062
50,000	San Francisco, CA Community College District[1]	5.000	06/15/2014	06/15/2013	A	51,216
100,000	San Mateo County, CA Joint Powers Financing Authority[1]	4.375	07/15/2015	03/31/2013	A	100,317
50,000	San Mateo County, CA Joint Powers Financing Authority[1]	4.600	07/15/2018	03/31/2013	A	50,147
15,000	San Mateo County, CA Joint Powers Financing Authority[1]	4.625	07/15/2019	03/31/2013	A	15,041
50,000	Santa Ana, CA Community Redevel. Agency (South Main Street)[1]	5.000	09/01/2015	09/01/2013	A	50,742
25,000	Santa Ana, CA COP (City Hall Expansion)[1]	4.700	01/01/2017	03/31/2013	A	25,082
50,000	Santa Barbara, CA Redevel. Agency (Central City)	4.600	03/01/2014	03/31/2013	A	50,165

13	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS February 28, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
California Continued
$ 30,000	Santa Barbara, CA Redevel. Agency (Central City)[1]	4.700%		03/01/2015	03/31/2013	A	$30,099
25,000	Santa Barbara, CA Redevel. Agency (Central City)[1]	4.900		03/01/2017	03/31/2013	A	25,064
175,000	Santa Clara, CA Electric[1]	5.000		07/01/2022	07/01/2013	A	177,762
325,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[1]	5.250		06/01/2019	06/01/2013	A	328,715
300,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000		11/15/2019	11/15/2019		342,495
605,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000		11/15/2020	11/15/2020		691,775
365,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000		11/15/2021	11/15/2021		416,388
50,000	Santa Fe Springs, CA Community Devel. Commission[1]	4.200		09/01/2013	03/31/2013	A	50,144
50,000	Santa Fe Springs, CA Community Devel. Commission[1]	4.375		09/01/2016	03/31/2013	A	50,095
75,000	Santa Fe Springs, CA Community Devel. Commission[1]	4.500		09/01/2017	03/31/2013	A	75,128
70,000	Sante Fe Springs, CA Community Devel. Commission[1]	4.300		09/01/2015	03/31/2013	A	70,137
130,000	Sante Fe Springs, CA Community Devel. Commission[1]	4.600		09/01/2018	03/31/2013	A	130,209
50,000	Sante Fe Springs, CA Community Devel. Commission[1]	4.600		09/01/2019	03/31/2013	A	50,071
105,000	Saugus, CA Union School District	4.000		09/01/2016	09/01/2013	A	108,901
15,000	Selma, CA Unified School District[1]	4.700		06/01/2015	03/31/2013	A	15,059
4,400,000	Semitropic, CA Improvement District DRIVERS[1]	0.190	[2]	06/01/2017	03/07/2013	A	4,400,000

14	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS February 28, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 30,000	Signal Hill, CA Redevel. Agency	4.000%	10/01/2014	04/01/2013	A	$30,078
60,000	Signal Hill, CA Redevel. Agency[1]	4.300	10/01/2017	04/01/2013	A	60,091
200,000	Sonoma County, CA COP[1]	3.900	11/15/2015	03/31/2013	A	200,498
310,000	Stockton, CA COP (Wastewater System)[1]	4.000	09/01/2019	09/01/2013	A	313,621
530,000	Stockton, CA COP (Wastewater System)[1]	5.125	09/01/2016	03/31/2013	A	530,986
25,000	Stockton, CA Public Financing Authority (Parking)[1]	4.500	09/01/2016	09/01/2016		24,594
65,000	Temecula, CA Redevel. Agency[1]	4.900	08/01/2016	03/31/2013	A	65,157
100,000	University of California[1]	4.750	05/15/2022	05/15/2013	A	101,827
100,000	Vacaville, CA Public Financing Authority (Vacaville Redevel.)[1]	4.875	09/01/2017	03/31/2013	A	100,247
675,000	Val Verde, CA Unified School District[1]	5.000	01/01/2018	01/01/2015	A	705,787
500,000	Vallejo City, CA Unified School District Special Tax Community Facilities District No. 2[1]	4.750	09/01/2015	03/31/2013	A	501,630
750,000	Vernon, CA Electric System[1]	5.125	08/01/2021	09/04/2018	A	851,873
75,000	Walnut Creek, CA Public Facilities Financing Authority (Boundary Oak Municipal Golf Course)	5.200	08/15/2013	03/31/2013	A	75,242
25,000	Walnut, CA Improvement Agency[1]	4.750	09/01/2018	03/31/2013	A	25,035
25,000	Walnut, CA Public Financing Authority	5.375	09/01/2013	03/31/2013	A	25,112
415,000	West Sacramento, CA Redevel. Agency[1]	4.750	09/01/2013	09/01/2013		420,872
70,000	West Sacramento, CA Redevel. Agency[1]	4.750	09/01/2019	09/01/2013	A	70,630
250,000	Westlands, CA Water District[1]	5.000	09/01/2021	09/01/2021		307,050
250,000	Westlands, CA Water District[1]	5.000	09/01/2022	09/01/2022		308,748

15	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS February 28, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
California Continued
$ 190,000	Westside, CA Elementary School District	3.850%		08/01/2015	03/31/2013	A	$190,382

							77,427,017
Colorado–0.2%
30,000	Aurora, CO COP	4.375		04/01/2013	04/01/2013		30,111
125,000	Foothills, CO Park & Recreation District Building Authority COP	5.000		12/01/2017	03/31/2013	A	125,518
90,000	Larimer County, CO School District No. R-001 Poudre[1]	7.000		12/15/2016	08/08/2015	B	102,589
200,000	Montrose County, CO Memorial Hospital[1]	5.250		12/01/2017	03/31/2013	A	200,552
5,000	Weld County, CO School District RE002[1]	5.000		12/01/2021	03/31/2013	A	5,020

							463,790
Connecticut–1.3%
25,000	CT GO1	5.250		06/15/2014	03/31/2013	A	25,113
60,000	CT H&EFA (DKH)[1]	5.375		07/01/2016	03/31/2013	A	60,236
50,000	CT H&EFA (St. Joseph Living)[1]	4.750		11/01/2014	03/31/2013	A	50,196
200,000	Prospect, CT GO	4.625		07/15/2015	03/31/2013	A	200,664
2,500,000	Stamford, CT GO1	5.250		07/15/2015	07/15/2013	A	2,548,825
1,000,000	Stamford, CT GO1	5.500		07/15/2014	03/31/2013	A	1,004,910
25,000	Winchester, CT GO1	4.500		06/01/2019	06/01/2013	A	25,197

							3,915,141
District of Columbia–0.2%
570,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.250		05/15/2024	03/31/2013	A	575,700
120,000	Metropolitan Washington D.C. Airport Authority (Dulles Toll Road)	2.600	[3]	10/01/2015	10/01/2015		115,248

							690,948
Florida–5.0%
270,000	Belle Isle, FL Charter School (Cornerstone Charter Academy & Cornerstone Charter High School Obligated Group)[1]	5.500		10/01/2022	02/12/2019	B	270,184

16	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS February 28, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Florida Continued
$ 50,000	Boca Raton, FL Community Redevel. Agency (Mizner Park)	4.600%		03/01/2013	03/01/2013		$50,017
100,000	Brevard County, FL Industrial Devel. Revenue (Tuff Florida Tech)[1]	6.000		11/01/2019	09/15/2017	B	110,315
250,000	Brevard County, FL Local Optional Fuel Tax[1]	5.000		08/01/2017	08/01/2015	A	265,415
285,000	Dade County, FL GO (Seaport)[1]	5.750		10/01/2015	04/01/2013	A	286,391
50,000	Englewood, FL Water District[1]	4.750		10/01/2013	04/01/2013	A	50,197
100,000	Escambia County, FL Utilities Authority[1]	6.250		01/01/2015	08/27/2014	B	104,958
5,000,000	FL Citizens Property Insurance Corp.[1]	1.360	[2]	06/01/2015	06/01/2013	A	5,034,000
1,000,000	FL Citizens Property Insurance Corp.[1]	5.000		06/01/2020	06/01/2020		1,189,290
10,000	FL Dept. of General Services[1]	4.500		09/01/2019	03/31/2013	A	10,037
75,000	FL Dept. of General Services[1]	4.600		09/01/2014	03/31/2013	A	75,281
300,000	FL HEFFA (University of Tampa)[1]	4.000		04/01/2014	04/01/2014		309,246
100,000	FL Mid-Bay Bridge Authority[1]	5.950		10/01/2022	04/01/2013	A	100,051
30,000	FL Municipal Loan Council	5.250		11/01/2013	03/31/2013	A	30,118
20,000	FL Municipal Loan Council[1]	5.250		11/01/2014	03/31/2013	A	20,078
40,000	FL Municipal Loan Council[1]	5.250		12/01/2015	12/01/2013	A	41,517
95,000	FL Municipal Loan Council[1]	5.250		12/01/2015	12/01/2013	A	98,297
15,000	FL Municipal Loan Council[1]	5.250		12/01/2015	12/01/2013	A	15,569
15,000	FL Municipal Loan Council[1]	5.250		12/01/2016	12/01/2013	A	15,569
30,000	FL Municipal Loan Council[1]	5.250		12/01/2016	12/01/2013	A	30,973
5,000	FL Municipal Loan Council[1]	5.250		12/01/2016	12/01/2013	A	5,190
225,000	FL Municipal Power Agency[1]	2.394	[2]	10/01/2013	10/01/2013		225,632

17	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS February 28, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Florida Continued
$ 20,000	FL State Board of Education (Florida Atlantic University)[1]	4.400%	07/01/2016	03/18/2013	A	$20,047
25,000	FL Water Pollution Control[1]	4.875	01/15/2017	03/31/2013	A	25,100
50,000	FL Water Pollution Control[1]	5.500	01/15/2015	03/31/2013	A	50,234
100,000	Flagler County, FL School District[1]	5.000	08/01/2018	03/31/2013	A	100,357
5,000	Fort Pierce, FL Utilities Authority[1]	5.375	10/01/2015	04/01/2013	A	5,023
50,000	Hernando County, FL School Board[1]	4.875	12/01/2018	03/31/2013	A	50,103
150,000	Indian River County, FL (Spring Training Facility)[1]	5.250	04/01/2015	04/01/2013	A	150,654
200,000	Indian River County, FL Revenue (Spring Training Facility)[1]	5.250	04/01/2017	04/01/2013	A	200,872
10,000	Jupiter, FL Sales Tax[1]	4.750	09/01/2016	03/31/2013	A	10,039
50,000	Marion County, FL GO1	4.625	08/01/2017	03/31/2013	A	50,187
350,000	Miami, FL (Homeland Defense/Neighborhood)[1]	4.800	01/01/2020	03/31/2013	A	350,585
50,000	Miami, FL GO1	4.375	09/01/2016	03/31/2013	A	50,175
165,000	Miami, FL GO	5.375	09/01/2013	03/31/2013	A	165,678
65,000	Miami, FL GO	5.375	09/01/2014	03/31/2013	A	65,233
145,000	Miami, FL GO1	5.375	09/01/2015	03/31/2013	A	145,461
95,000	Miami-Dade County, FL Expressway Authority Toll System[1]	4.125	07/01/2015	07/01/2013	A	96,179
25,000	Miami-Dade County, FL Expressway Authority Toll System[1]	4.500	07/01/2018	07/01/2013	A	25,340
25,000	Miami-Dade County, FL Expressway Authority Toll System[1]	4.625	07/01/2020	03/31/2013	A	25,342
265,000	Miami-Dade County, FL Solid Waste[1]	4.750	10/01/2018	04/01/2013	A	266,026
50,000	Miami-Dade County, FL Solid Waste[1]	5.000	10/01/2014	04/01/2013	A	50,207
55,000	Miami-Dade County, FL Solid Waste[1]	5.000	10/01/2018	04/01/2013	A	55,223

18	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS February 28, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Florida Continued
$ 100,000	Miami-Dade County, FL Solid Waste[1]	5.500%		10/01/2015	04/01/2013	A	$100,458
105,000	Miami-Dade County, FL Special Obligation (Courthouse Center)[1]	4.750		04/01/2018	04/01/2013	A	105,402
50,000	Miami-Dade County, FL Special Obligation (Courthouse Center)[1]	4.750		04/01/2020	04/01/2013	A	50,189
2,350,000	Miami-Dade County, FL Special Obligation, Series A1	2.852	[2]	04/01/2014	07/01/2013	A	2,367,508
50,000	Miami-Dade County, FL Stormwater Utility[1]	5.000		04/01/2019	04/01/2013	A	50,188
25,000	Osceola County, FL Gas Tax[1]	4.800		04/01/2013	04/01/2013		25,094
365,000	Pinellas County, FL Educational Facilities Authority (Pinellas Prep Academy)[1]	6.125		09/15/2021	06/29/2019	B	403,420
100,000	St. Petersburg, FL Health Facilities Authority (All Children’s Hospital)[1]	5.500		11/15/2017	03/31/2013	A	100,466
250,000	Sunrise, FL Special Tax District No. 1[1]	4.800		10/01/2017	04/01/2013	A	250,945
25,000	Sunrise, FL Special Tax District No. 1[1]	4.875		10/01/2018	04/01/2013	A	25,097
60,000	Tallahassee, FL Health Facilities (Tallahassee Memorial Medical Center)[1]	6.000		12/01/2015	03/31/2013	A	60,306
1,000,000	Village Center, FL Community Devel. District[1]	5.250		10/01/2023	10/01/2013	A	1,022,300

							14,857,763
Georgia–1.4%
5,000	Atlanta, GA HDC (Bedford Pines)[1]	7.000		11/15/2021	03/31/2013	A	5,018
1,775,000	GA Main Street Natural Gas[1]	5.000		03/15/2016	03/15/2016		1,953,920
50,000	GA Main Street Natural Gas[1]	5.125		09/15/2015	09/15/2015		54,820
60,000	GA Private Colleges & University Authority (Emory University)[1]	5.000		09/01/2014	03/31/2013	A	60,254
575,000	GA Private Colleges & University Authority (Mercer University)[1]	5.000		10/01/2020	10/01/2020		664,447
1,340,000	GA Private Colleges & University Authority (Spelman College)[1]	5.250		06/01/2021	06/01/2013	A	1,355,531

							4,093,990

19	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS February 28, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Hawaii–0.0%
$ 15,000	HI Dept. of Budget & Finance Special Purpose (Wilcox Memorial Hospital)[1]	5.350%		07/01/2018	03/31/2013	A	$15,042
Idaho–0.0%
25,000	Mountain Home, ID Golf Course	5.000		01/01/2015	03/31/2013	A	25,080
Illinois–9.8%
105,000	Blue Island, IL GO1	4.900		12/15/2014	03/31/2013	A	105,435
500,000	Chicago, IL Board of Education[1]	5.000		12/01/2015	03/31/2013	A	502,090
100,000	Chicago, IL Board of Education[1]	5.250		12/01/2018	03/31/2013	A	100,441
115,000	Chicago, IL Board of Education[1]	5.250		12/01/2020	03/31/2013	A	115,436
2,000,000	Chicago, IL Board of Education (School Reform)	3.720	[3]	12/01/2021	12/01/2021		1,525,660
50,000	Chicago, IL Board of Education (School Reform)	4.750		12/01/2016	03/31/2013	A	50,173
50,000	Chicago, IL Building Acquisition COP[1]	5.400		01/01/2019	03/31/2013	A	50,227
100,000	Chicago, IL GO	5.125		01/01/2015	01/01/2014	A	104,118
300,000	Chicago, IL GO1	5.125		01/01/2015	09/09/2014	B	317,040
350,000	Chicago, IL Midway Airport, Series B1	5.000		01/01/2022	03/31/2013	A	351,313
75,000	Chicago, IL Midway Airport, Series B1	5.375		01/01/2014	03/31/2013	A	75,339
140,000	Chicago, IL Midway Airport, Series B1	5.375		01/01/2016	03/31/2013	A	140,620
175,000	Chicago, IL State University (Auxiliary Facilities System)[1]	5.000		12/01/2018	03/31/2013	A	176,573
50,000	Cook County, IL GO1	5.250		11/15/2016	11/15/2013	A	51,732
100,000	Du Page, IL Water Commission[1]	5.250		05/01/2015	05/01/2013	A	100,814
200,000	East Dundee, IL Tax Increment (Route 25 South Redevel.)	5.250		12/01/2022	12/01/2022		199,440

20	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS February 28, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Illinois Continued
$ 5,000	Geneva, IL Electric[1]	4.800%		05/01/2019	03/31/2013	A	$5,018
20,000	IL Civic Center[1]	5.000		12/15/2013	03/31/2013	A	20,085
325,000	IL Civic Center[1]	5.000		12/15/2015	03/31/2013	A	326,368
50,000	IL Civic Center[1]	5.500		12/15/2015	03/31/2013	A	50,229
465,000	IL Civic Center[1]	6.250		12/15/2020	10/13/2017	B	530,914
25,000	IL COP[1]	6.375		07/01/2017	03/31/2013	A	25,057
300,000	IL Devel. Finance Authority (Northern Illinois University)[1]	4.875		09/01/2016	03/31/2013	A	301,128
40,000	IL Devel. Finance Authority (Provena Health)[1]	5.750		05/15/2016	03/31/2013	A	40,198
45,000	IL Educational Facilities Authority (Lake Forest College)[1]	5.000		10/01/2018	04/01/2013	A	45,107
350,000	IL Finance Authority (LH&S/LH&SFTA/LHFTA Obligated Group)	3.000		05/15/2014	05/15/2014		351,946
1,400,000	IL GO1	2.000	[2]	10/01/2033	03/07/2013	A	1,400,000
60,000	IL GO1	5.250		10/01/2015	10/01/2013	A	61,651
25,000	IL GO COP[1]	5.750		07/01/2013	03/31/2013	A	25,068
235,000	IL Health Facilities Authority (EMH/EMHH/EMHC Obligated Group)[1]	6.250		01/01/2017	03/31/2013	A	236,034
270,000	IL Health Facilities Authority (Sherman Health System)[1]	5.250		08/01/2017	03/31/2013	A	270,778
40,000	IL Hsg. Devel. Authority (Homeowner Mtg.)[1]	3.625		08/01/2016	08/01/2016		41,869
75,000	IL Medical District COP[1]	5.000		06/01/2022	03/31/2013	A	75,057
15,000	IL Sales Tax	4.500		06/15/2014	03/31/2013	A	15,056
15,000	IL Sales Tax[1]	5.375		06/15/2015	03/31/2013	A	15,069
15,000	IL Sales Tax	5.500		06/15/2013	03/31/2013	A	15,071

21	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS February 28, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Illinois Continued
$ 140,000	IL Sales Tax[1]	5.500%		06/15/2014	03/31/2013	A	$140,651
14,100,000	IL Toll Highway Authority[1]	0.530	[2]	01/01/2016	03/07/2013	A	14,100,000
1,600,000	IL Toll Highway Authority	0.550	[2]	01/01/2031	03/07/2013	A	1,600,000
2,035,000	IL Toll Highway Authority	0.550	[2]	01/01/2031	03/07/2013	A	2,035,000
1,000,000	IL Unemployment Insurance Fund[1]	1.500		06/15/2021	10/17/2013	B	1,004,830
1,000,000	Lemont, IL GO1	4.850		12/01/2016	03/31/2013	A	1,004,090
40,000	McHenry County, IL Conservation District[1]	5.000		02/01/2014	03/31/2013	A	40,170
100,000	River Trails Park, IL GO	4.732	[3]	03/01/2016	09/01/2013	A	87,744
225,000	Riverdale, IL GO1	4.500		01/01/2017	03/31/2013	A	225,533
605,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	3.000		01/01/2016	01/01/2016		604,577
300,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.100		01/01/2020	01/01/2020		322,260
340,000	Southwestern, IL Devel. Authority (Granite City)	5.250		03/01/2023	03/01/2019	A	348,616

							29,331,625
Indiana–0.6%
200,000	Clarksville, IN Redevel. Authority[1]	4.550		08/01/2013	03/31/2013	A	200,752
35,000	Delaware County, IN Redevel. District	6.875		02/01/2018	03/31/2013	A	35,102
60,000	Elkhart County, IN Hospital Authority (Elkhart General Hospital)[1]	5.250		08/15/2018	03/31/2013	A	60,204
50,000	Elkhart County, IN Hospital Authority (Elkhart General Hospital)[1]	5.250		08/15/2020	03/31/2013	A	50,146
200,000	Evansville, IN Sewage Works[1]	5.000		07/01/2019	07/01/2013	A	202,742
1,000,000	Hammond, IN Local Public Improvement District[1]	5.000		02/01/2024	02/01/2018	A	1,075,590
250,000	Hammond, IN Multi-School Building Corp.[1]	5.000		01/15/2021	07/15/2013	A	254,613
20,000	IN Bond Bank (Conservancy District)[1]	5.125		10/01/2022	04/01/2013	A	20,084

22	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS February 28, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Indiana Continued
$ 5,000	Plainfield, IN School Building Corp.[1]	5.350%	07/15/2014	03/31/2013	A	$5,023
5,000	St. Joseph County, IN Hospital Authority (Memorial Health System)[1]	4.900	08/15/2014	03/31/2013	A	5,020

						1,909,276
Iowa–0.0%
20,000	IA HFA (Multifamily Hsg.)[1]	6.000	04/01/2021	04/01/2013	A	20,057
Kansas–0.4%
25,000	Dodge, KS Unified School District No. 443[1]	4.100	03/01/2016	09/01/2013	A	25,458
500,000	KS Devel. Finance Authority (Juvenile Justice Authority)[1]	5.250	05/01/2020	03/31/2013	A	506,765
500,000	KS Devel. Finance Authority (Juvenile Justice Authority)[1]	5.250	05/01/2021	03/31/2013	A	506,865
150,000	KS Independent College Finance Authority (University of St. Mary)[1]	5.750	09/01/2025	09/01/2013	A	156,774

						1,195,862
Kentucky–0.6%
25,000	Jefferson County, KY GO1	4.375	04/01/2016	04/01/2013	A	25,087
25,000	KY EDFA (Norton Healthcare/Norton Hospitals Obligated Group)[1]	5.900	10/01/2016	10/01/2013	A	25,947
245,000	KY Hsg. Corp., Series A1	4.450	07/01/2016	07/01/2013	A	247,759
250,000	KY Hsg. Corp., Series F1	4.200	01/01/2015	07/01/2013	A	252,840
1,295,000	Lexington-Fayette, KY Urban County Government[1]	5.000	07/01/2014	03/31/2013	A	1,306,888
35,000	Louisville & Jefferson County, KY Regional Airport Authority[1]	4.000	07/01/2014	07/01/2013	A	35,428
10,000	Owensboro, KY Water	4.600	09/15/2013	03/31/2013	A	10,036
20,000	Owensboro, KY Water[1]	4.750	09/15/2015	03/31/2013	A	20,077

						1,924,062

23	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS February 28, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Louisiana–0.8%
$ 5,000	East Baton Rouge, LA Mtg. Finance Authority (Single Family Mtg.)[1]	5.125%	10/01/2018	04/01/2013	A	$5,013
400,000	Kenner, LA Sales Tax[1]	4.500	06/01/2016	06/01/2013	A	402,520
280,000	LA Tobacco Settlement Financing Corp. (TASC), Series B1	5.500	05/15/2030	03/31/2013	A	282,800
400,000	Morgan City, LA Utilities[1]	4.450	12/01/2019	03/31/2013	A	408,896
400,000	Morgan City, LA Utilities[1]	4.550	12/01/2020	03/31/2013	A	408,836
200,000	Morgan City, LA Utilities[1]	4.650	12/01/2021	03/31/2013	A	204,404
10,000	New Orleans, LA (Drain System)[1]	5.000	12/01/2018	03/31/2013	A	10,029
10,000	New Orleans, LA Audubon Park Commission[1]	5.200	12/01/2014	03/31/2013	A	10,040
200,000	New Orleans, LA Sewage Service[1]	5.375	06/01/2015	03/31/2013	A	200,608
400,000	New Orleans, LA Sewage Service[1]	5.500	06/01/2017	03/31/2013	A	401,300

						2,334,446
Maine–0.0%
10,000	Augusta, ME Water District	6.000	11/01/2014	03/31/2013	A	10,038
10,000	ME H&HEFA (Blue Hill Memorial Hospital/Bowdoin College Obligated Group	5.000	07/01/2028	03/31/2013	A	10,034
5,000	ME H&HEFA (Bridgton Hospital/Franklin Memorial Hospital/GINNE Obligated Group)	4.800	07/01/2014	03/31/2013	A	5,018
15,000	ME H&HEFA (Mid Coast Hospital/Community Partners Obligated Group)[1]	5.600	07/01/2014	03/31/2013	A	15,069
10,000	ME H&HEFA (Waldo County General Hospital/Medical Care Development Obligated Group)[1]	5.000	07/01/2029	03/31/2013	A	10,035

						50,194

24	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS February 28, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Maryland–0.5%
$ 105,000	Anne Arundel County, MD GO1	5.000%		03/01/2016	03/31/2013	A	$105,450
1,285,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	4.400		07/01/2021	07/01/2013	A	1,294,869
40,000	MD H&HEFA (Memorial Hospital at Easton)[1]	4.700		07/01/2019	03/31/2013	A	40,108
50,000	Prince Georges County, MD IDA (Upper Marlboro Justice)[1]	4.250		06/30/2019	06/30/2013	A	50,619

							1,491,046
Massachusetts–2.2%
10,000	Clinton, MA GO1	4.750		03/15/2016	03/31/2013	A	10,040
10,000	Clinton, MA GO1	4.750		03/15/2017	03/31/2013	A	10,040
25,000	Fall River, MA GO1	5.250		02/01/2016	03/31/2013	A	25,356
1,095,000	MA Bay Transportation Authority[1]	6.200		03/01/2016	05/07/2014	B	1,170,128
250,000	MA Devel. Finance Agency (Avon Association)[1]	5.000		04/01/2018	04/01/2018		281,420
1,000,000	MA GO1	0.510	[2]	02/01/2015	02/01/2014	A	999,980
2,000,000	MA GO1	0.560	[2]	09/01/2015	09/01/2013	A	2,005,380
100,000	MA H&EFA (Harvard Pilgrim Health Care/Pilgrim Health Care Obligated Group)	5.000		07/01/2014	03/31/2013	A	100,375
50,000	MA HFA (Single Family Hsg.)[1]	4.050		06/01/2017	06/01/2013	A	50,308
1,600,000	MA Special Obligation[1]	1.865	[2]	01/01/2018	07/01/2013	A	1,677,088
100,000	MA Special Obligation (Consolidated Loan)[1]	3.317	[2]	06/01/2017	03/01/2013	A	108,578
20,000	MA Water Pollution Abatement Trust[1]	4.750		02/01/2019	03/31/2013	A	20,077
35,000	MA Water Pollution Abatement Trust[1]	4.750		02/01/2021	03/31/2013	A	35,122
25,000	MA Water Pollution Abatement Trust[1]	5.250		02/01/2016	03/31/2013	A	25,113

							6,519,005
Michigan–5.1%
25,000	Canton Charter Township, MI Downtown Devel.[1]	4.600		06/01/2013	06/01/2013		25,290
3,950,000	Detroit, MI City School District[1]	0.360	[2]	05/01/2030	03/07/2013	A	3,950,000

25	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS February 28, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Michigan Continued
$ 345,000	Detroit, MI Downtown Devel. Authority	4.828%[3]		07/01/2016	07/01/2016		$303,524
555,000	Detroit, MI Downtown Devel. Authority[1]	5.000		07/01/2018	03/31/2013	A	555,283
85,000	Detroit, MI GO	5.000		04/01/2014	04/01/2014		86,958
100,000	Detroit, MI GO	5.000		04/01/2015	04/01/2015		104,064
100,000	Detroit, MI GO	5.000		04/01/2017	04/01/2013	A	100,078
200,000	Detroit, MI GO	5.250		04/01/2013	04/01/2013		200,472
50,000	Detroit, MI GO	5.375		04/01/2014	04/01/2014		49,839
65,000	Detroit, MI Sewer Disposal System[1]	5.000		07/01/2017	07/01/2013	A	65,705
2,170,000	Detroit, MI Water Supply System[1]	2.422	[2]	07/01/2014	07/01/2013	A	2,212,293
1,905,000	Detroit, MI Water Supply System[1]	2.422	[2]	07/01/2014	07/01/2013	A	1,942,128
100,000	Detroit, MI Water Supply System[1]	6.000		07/01/2015	07/01/2015		109,646
465,000	Fairview, MI Area Schools[1]	4.375		05/01/2013	05/01/2013		468,050
10,000	Flint, MI Charter Township Building Authority (Police Station)[1]	4.400		12/01/2017	06/01/2013	A	10,072
75,000	Grand Rapids, MI Building Authority[1]	4.000		10/01/2014	04/01/2013	A	75,203
25,000	Lyon Township, MI Special Assessment[1]	5.500		04/01/2013	04/01/2013		25,121
2,000,000	MI Hospital Finance Authority (McLaren Health Care Corp.)[1]	5.000		08/01/2020	04/06/2015	A	2,165,260
100,000	MI Hospital Finance Authority (OH/OUH/OHP Obligated Group)[1]	5.500		11/01/2018	11/01/2013	A	103,581
100,000	MI Hospital Finance Authority (OUH/OHP/OHS Obligated Group)[1]	6.000		04/01/2022	04/01/2013	A	100,536
10,000	MI Hsg. Devel. Authority (BGC-II Nonprofit Hsg. Corp.)[1]	5.500		01/15/2018	03/31/2013	A	10,030
1,465,000	MI Hsg. Devel. Authority, Series A1	4.750		10/01/2019	04/23/2017	A	1,611,324

26	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS February 28, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Michigan Continued
$ 525,000	MI Strategic Fund Limited Obligation (NSF International)[1]	5.125%	08/01/2019	08/01/2013	A	$531,001
35,000	Mount Clemens, MI Hsg. Corp. (FHA Section 8), Series A	6.600	06/01/2013	03/31/2013	A	35,181
25,000	Reed City, MI Public Schools[1]	4.750	05/01/2014	05/01/2013	A	25,185
105,000	Taylor, MI GO1	5.000	09/01/2014	09/01/2014		110,367
165,000	Wayne County, MI Building Authority[1]	5.250	06/01/2016	03/31/2013	A	165,736
20,000	Wayne County, MI Downriver Sewer Disposal[1]	5.125	11/01/2013	05/01/2013	A	20,172
105,000	Wayne County, MI Downriver Sewer Disposal[1]	5.125	11/01/2015	05/01/2013	A	105,903

						15,268,002
Minnesota–0.7%
200,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	03/01/2016	03/01/2016		210,952
1,200,000	St. Paul, MN Port Authority (Office Building At Robert Street)[1]	5.250	12/01/2020	12/01/2013	A	1,246,416
180,000	Woodbury, MN Charter School (MSA Building Company)[1]	2.650	12/01/2016	12/01/2016		179,849
100,000	Woodbury, MN Charter School (MSA Building Company)[1]	2.900	12/01/2017	12/01/2017		99,865
205,000	Woodbury, MN Charter School (MSA Building Company)[1]	3.650	12/01/2020	12/01/2020		204,305

						1,941,387
Mississippi–0.1%
10,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[1]	6.125	07/01/2015	03/31/2013	A	10,037
285,000	MS Devel. Bank (Gulfport Water & Sewer System)[1]	5.250	07/01/2019	07/01/2015	A	317,111
						327,148

27	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS February 28, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Missouri–0.2%
$ 40,000	MO Environmental Improvement & Energy Resources Authority[1]	5.000%	01/01/2020	03/31/2013	A	$40,166
25,000	MO Environmental Improvement & Energy Resources Authority[1]	5.375	01/01/2017	03/31/2013	A	25,114
200,000	MO Environmental Improvement & Energy Resources Authority[1]	5.500	07/01/2019	03/31/2013	A	200,926
95,000	MO Environmental Improvement & Energy Resources Authority[1]	7.200	07/01/2016	03/31/2013	A	98,237
15,000	MO Monarch-Chesterfield Levee District[1]	5.450	03/01/2014	03/16/2013	A	15,065
320,000	MO Monarch-Chesterfield Levee District[1]	5.750	03/01/2019	03/31/2013	A	321,354
15,000	O’Fallon, MO Parks System	5.750	07/01/2013	03/31/2013	A	15,072

						715,934
Multi States–0.4%
1,137,078	Public Hsg. Capital Fund Multi-State Revenue Trust III[1]	5.000	07/01/2022	07/01/2022		1,188,099
Nevada–1.9%
250,000	Clark County, NV School District[1]	5.000	06/15/2016	12/15/2015	A	279,428
225,000	North Las Vegas, NV GO	4.400	05/01/2013	03/31/2013	A	225,754
1,045,000	North Las Vegas, NV GO1	5.000	05/01/2021	05/01/2016	A	1,112,768
1,105,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2021	10/01/2016	A	1,185,068
1,000,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2022	10/01/2016	A	1,066,710
1,500,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2023	10/01/2016	A	1,594,020
200,000	Reno, NV Capital Improvement[1]	5.500	06/01/2016	03/31/2013	A	200,690

						5,664,438

28	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS February 28, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
New Jersey–9.6%
$ 50,000	Hudson County, NJ Improvement Authority (Weehawkeip-Baldwin Avenue)[1]	4.125%		07/01/2016	03/31/2013	A	$50,128
150,000	Lacey, NJ Municipal Utilities Authority	5.000		12/01/2015	12/01/2013	A	153,854
20,000	Lindenwold, NJ GO	4.050		12/01/2016	03/31/2013	A	20,053
1,080,000	Newark, NJ GO	2.000		12/11/2013	12/11/2013		1,086,340
5,575,000	Newark, NJ GO	2.000		12/11/2013	12/11/2013		5,607,725
35,000	Newark, NJ GO	4.000		07/15/2013	03/04/2013	A	35,023
45,000	Newark, NJ GO	4.000		07/15/2014	03/04/2013	A	45,029
40,000	Newark, NJ GO1	4.000		07/15/2015	03/04/2013	A	40,026
25,000	Newark, NJ GO1	4.100		07/15/2016	03/04/2013	A	25,017
45,000	Newark, NJ GO1	4.125		07/15/2017	03/04/2013	A	45,030
25,000	Newark, NJ GO1	5.000		07/15/2018	03/04/2013	A	25,021
25,000	NJ EDA (Municipal Loan Pool)[1]	4.625		11/15/2020	03/31/2013	A	25,086
250,000	NJ EDA (School Facilities Construction)[1]	2.041	[2]	02/01/2018	04/01/2013	A	258,003
50,000	NJ Educational Facilities Authority (Kean University)	4.900		07/01/2014	03/31/2013	A	50,185
85,000	NJ Educational Facilities Authority (University of Medicine and Dentistry of New Jersey)[1]	6.000		12/01/2017	06/28/2017	B	98,095
250,000	NJ Higher Education Student Assistance Authority (Student Loans)[1]	5.000		06/01/2014	06/01/2014		263,138
265,000	NJ Hsg. & Mtg. Finance Agency, Series AA1	5.250		04/01/2016	04/01/2016		281,594
380,000	NJ Tobacco Settlement Financing Corp.[1]	4.500		06/01/2023	09/23/2016	B	379,358
35,000	NJ Transportation Trust Fund Authority[1]	4.750		06/15/2024	06/15/2013	A	35,427
10,000,000	NJ Turnpike Authority[1]	0.400	[2]	01/01/2024	03/07/2013	A	10,000,000
5,000,000	NJ Turnpike Authority[1]	0.860	[2]	01/01/2024	03/07/2013	A	5,008,550
5,000,000	Seaside Heights, NJ Special Emergency Notes	2.000		12/19/2013	12/19/2013		5,030,100

							28,562,782

29	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS February 28, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
New Mexico–0.0%
$ 20,000	NM Finance Authority (Revolving Fund)	4.500%		06/01/2013	03/31/2013	A	$20,077
New York–3.0%
400,000	Chemung County, NY IDA (Arnot Ogden Medical Center)[1]	4.250		11/01/2017	11/01/2013	A	407,464
5,160,000	L.I., NY Power Authority, Series I1	0.320	[2]	12/01/2029	03/07/2013	A	5,160,000
1,000,000	Long Beach, NY GO	3.000		12/20/2013	12/20/2013		1,007,960
5,000	NYC GO1	1.150	[2]	08/01/2013	08/01/2013		5,020
70,000	NYC GO1	1.950	[2]	08/01/2017	08/01/2013	A	74,300
15,000	NYC GO1	5.000		08/01/2015	03/31/2013	A	15,065
25,000	NYC GO1	5.400		04/01/2013	04/01/2013		25,127
200,000	NYC IDA (New York Institute of Technology)[1]	5.250		03/01/2018	03/31/2013	A	200,600
20,000	NYS DA (Brookdale Family Care Centers/Urban Strategies-Brookdale Family Care Center Obligated Group)[1]	4.000		11/15/2017	03/31/2013	A	20,061
50,000	NYS DA (Brookdale Hospital Medical Center)[1]	5.200		02/15/2016	03/31/2013	A	50,218
20,000	NYS DA (Special Act School Districts)[1]	6.000		07/01/2019	03/31/2013	A	20,089
100,000	NYS DA (Wyckoff Heights Medical Center)	5.200		02/15/2014	03/31/2013	A	100,413
50,000	NYS ERDA (LILCO)[1]	5.150		03/01/2016	03/31/2013	A	50,165
50,000	NYS ERDA (LILCO)[1]	5.150		03/01/2016	03/31/2013	A	50,165
55,000	NYS GO1	1.850	[2]	08/01/2015	08/01/2015		57,182

30	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS February 28, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
New York Continued
$ 15,000	NYS HFA (Hospital & Nursing Home)[1]	5.150%		11/01/2016	03/31/2013	A	$15,065
5,000	Oneida County, NY IDA (Presbyterian Home for Central, NY)[1]	5.000		03/01/2014	05/28/2013	A	5,114
150,000	Port Authority NY/NJ, 116th Series[1]	4.500		10/01/2018	03/31/2013	A	150,560
150,000	Port Authority NY/NJ, 116th Series[1]	5.250		10/01/2014	03/31/2013	A	150,678
500,000	Rockland County, NY GO	3.750		06/28/2013	06/28/2013		501,795
50,000	Suffolk County, NY GO	4.250		06/15/2013	03/31/2013	A	50,180
405,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	4.500		06/01/2021	06/01/2015	A	405,061
375,000	Wyandanch, NY Union Free High School District	3.250		06/28/2013	06/28/2013		375,739

							8,898,021
North Carolina–0.1%
20,000	Iredell County, NC GO	4.750		02/01/2014	03/31/2013	A	20,180
40,000	Iredell County, NC GO1	4.750		02/01/2017	03/31/2013	A	40,960
250,000	NC Medical Care Commission (Catholic Health East)[1]	5.250		11/15/2022	05/15/2017	A	275,388

							336,528
Ohio–0.6%
750,000	Akron, OH Sewer System	5.000		12/01/2015	12/01/2015		805,628
150,000	Akron, OH Sewer System	5.000		12/01/2017	12/01/2017		165,507
100,000	Cuyahoga County, OH Hospital Facilities (CCHlthS/MHlthS/Fairview Hospital/Luthern Hospital Obligated Group)[1]	5.000		01/01/2018	07/01/2013	A	101,532
10,000	Hudson City, OH GO	4.600		12/01/2014	03/31/2013	A	10,038
155,000	OH State University	1.250	[2]	12/01/2026	03/07/2013	A	155,000
395,000	Solon, OH School District[1]	5.500		12/01/2016	07/08/2015	B	415,769

31	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS February 28, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Ohio Continued
$ 25,000	Sylvania, OH City School District[1]	5.250%	12/01/2013	03/31/2013	A	$25,114

						1,678,588
Oklahoma–0.1%
50,000	McAlester, OK Public Works Authority[1]	4.900	02/01/2020	08/01/2013	A	51,450
100,000	OK State Capitol Improvement Authority[1]	4.650	09/01/2022	03/31/2013	A	100,250

						151,700
Oregon–0.2%
15,000	Eugene, OR1	4.700	06/01/2014	03/31/2013	A	15,060
250,000	OR Facilities Authority (Student Housing-Ashland)[1]	2.000	07/01/2015	07/01/2015		252,923
10,000	OR GO (Alternate Energy)[1]	4.750	01/01/2016	03/31/2013	A	10,039
20,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series A1	4.900	07/01/2015	03/31/2013	A	20,065
85,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series Q1	4.800	07/01/2016	03/31/2013	A	85,249
30,000	Portland, OR Gas Tax	4.800	06/01/2014	03/31/2013	A	30,119
100,000	Portland, OR Water System[1]	4.500	10/01/2015	04/01/2013	A	100,377

						513,832
Pennsylvania–1.9%
250,000	Allegheny County, PA HEBA (Carlow University)[1]	4.500	11/01/2016	11/01/2016		254,648
35,000	Allegheny County, PA Residential Finance Authority	4.850	05/01/2015	03/31/2013	A	35,114
150,000	Allentown, PA City School District[1]	4.300	03/15/2018	03/31/2013	A	150,506
15,000	Carbondale, PA Hsg. Corp.[1]	8.125	05/01/2019	03/31/2013	A	15,562
200,000	Dauphin County, PA General Authority (PHH/PHS/PHMS Obligated Group)[1]	5.250	06/01/2017	06/13/2016	B	226,260
345,000	Hazleton, PA GO1	4.000	12/01/2017	03/31/2013	A	345,866

32	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS February 28, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Pennsylvania Continued
$ 355,000	Hazleton, PA GO1	4.050%	12/01/2018	03/31/2013	A	$355,852
365,000	Hazleton, PA GO1	4.100	12/01/2019	03/31/2013	A	365,840
200,000	Lancaster County, PA Hospital Authority (St. Anne’s Retirement Community)[1]	3.750	04/01/2017	04/01/2017		201,772
50,000	Langhorne Manor Boro, PA Higher Education (Woods Resources/Woods Services Obligated Group)[1]	5.100	11/15/2021	03/31/2013	A	50,094
100,000	Luzerne County, PA GO1	4.000	08/15/2015	03/31/2013	A	100,210
100,000	Northeastern, PA Hospital & Education Authority (Luzerne County Community Colleges)[1]	5.150	08/15/2013	03/31/2013	A	100,406
125,000	PA COP (Dept. of General Services)[1]	5.000	05/01/2014	03/31/2013	A	125,446
100,000	PA EDFA (Waste Management/Waste Management of Pennsylvania Obligated Group)[1]	2.750	09/01/2013	09/01/2013		101,141
1,435,000	PA HEFA (St. Josephs University)[1]	5.375	12/15/2016	06/15/2013	A	1,455,808
275,000	Philadelphia, PA Authority for Industrial Devel. (Discovery Charter School)[1]	4.000	04/01/2017	10/19/2015	B	277,995
20,000	Philadelphia, PA Parking Authority, Series A1	5.050	02/15/2014	03/31/2013	A	20,076
460,000	Philadelphia, PA School District[1]	5.000	08/01/2018	08/01/2015	A	502,173
10,000	Pittsburgh, PA Urban Redevel. Authority, Series B1	5.000	10/01/2013	03/31/2013	A	10,031
10,000	Pittsburgh, PA Urban Redevel. Authority, Series B1	5.150	04/01/2017	04/01/2013	A	10,023
500,000	St. Mary Hospital Authority, PA Health System (Catholic Health East)[1]	5.000	11/15/2021	05/15/2020	A	575,255
500,000	Susquehanna, PA Area Regional Airport Authority[1]	3.000	01/01/2017	07/19/2015	B	503,790

						5,783,868

33	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS February 28, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Rhode Island–0.9%
$ 100,000	Coventry, RI GO1	3.375%	06/15/2016	06/15/2013	A	$101,808
100,000	Providence, RI Public Building Authority, Series A1	5.000	12/15/2017	03/31/2013	A	100,196
100,000	Providence, RI Public Building Authority, Series A	5.125	12/15/2014	03/31/2013	A	100,253
165,000	Providence, RI Public Building Authority, Series B	5.375	12/15/2016	03/31/2013	A	165,434
10,000	Providence, RI Public Building Authority, Series B1	5.500	12/15/2015	03/31/2013	A	10,029
15,000	RI Clean Water Protection Finance Agency[1]	5.000	10/01/2015	04/01/2013	A	15,062
100,000	RI Clean Water Protection Finance Agency[1]	5.500	10/01/2018	04/01/2013	A	100,458
105,000	RI Convention Center Authority[1]	5.000	05/15/2020	05/15/2013	A	105,833
1,400,000	RI Health & Educational Building Corp. (RIH/TMH Obligated Group)[1]	5.000	05/15/2026	05/15/2016	A	1,503,838
150,000	RI Health & Educational Building Corp. (RIH/TMH Obligated Group)	5.500	05/15/2016	03/31/2013	A	150,557
350,000	West Warwick, RI GO	4.750	03/01/2014	03/31/2013	A	351,295

						2,704,763
South Carolina–0.8%
285,000	Greenwood, SC Metropolitan District[1]	5.000	04/01/2013	04/01/2013		286,214
305,000	Greenwood, SC Metropolitan District[1]	5.000	04/01/2014	04/01/2013	A	306,293
320,000	Greenwood, SC Metropolitan District[1]	5.000	04/01/2015	04/01/2013	A	321,357
340,000	Greenwood, SC Metropolitan District[1]	5.000	04/01/2016	04/01/2013	A	341,442

34	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS February 28, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
South Carolina Continued
$ 360,000	Greenwood, SC Metropolitan District[1]	5.000%	04/01/2017	04/01/2013	A	$361,217
380,000	Greenwood, SC Metropolitan District[1]	5.000	04/01/2018	04/01/2013	A	381,364
400,000	Greenwood, SC Metropolitan District[1]	5.000	04/01/2019	04/01/2013	A	401,376
30,000	Richland-Lexington, SC Airport[1]	4.875	01/01/2017	03/31/2013	A	30,120
60,000	Richland-Lexington, SC Airport[1]	4.900	01/01/2018	03/31/2013	A	60,239

						2,489,622
Tennessee–1.2%
125,000	Clarksville, TN Natural Gas Acquisition Corp.[1]	5.000	12/15/2016	12/15/2016		140,533
675,000	Clarksville, TN Natural Gas Acquisition Corp.[1]	5.000	12/15/2017	12/15/2017		772,214
200,000	Lafollette, TN Electric System[1]	4.900	03/01/2019	03/31/2013	A	200,554
60,000	TN Energy Acquisition Gas Corp.[1]	5.000	09/01/2015	09/01/2015		65,028
175,000	TN Energy Acquisition Gas Corp.[1]	5.000	02/01/2017	02/01/2017		195,412
1,330,000	TN Energy Acquisition Gas Corp.[1]	5.250	09/01/2017	09/01/2017		1,512,822
200,000	TN Energy Acquisition Gas Corp.[1]	5.250	09/01/2018	09/01/2018		231,448
200,000	TN Energy Acquisition Gas Corp.[1]	5.250	09/01/2019	09/01/2019		233,316
245,000	TN Hsg. Devel. Agency[1]	4.800	07/01/2015	07/01/2013	A	248,006

						3,599,333
Texas–2.4%
170,000	Acton, TX Municipal Utility District[1]	4.000	05/01/2015	05/01/2013	A	171,040
10,000	Brazosport, TX Independent School District[1]	5.500	02/15/2019	03/31/2013	A	10,046
50,000	Cinco, TX Municipal Utility District No. 9	3.850	09/01/2014	03/31/2013	A	50,119
200,000	Clifton, TX Higher Education Finance Corp. (Tejano Center Community Concerns)[1]	7.750	02/15/2018	06/29/2016	B	221,826
150,000	Donna, TX GO COP	4.750	02/01/2015	03/31/2013	A	150,317
45,000	Elgin, TX GO COP	4.500	07/15/2016	03/31/2013	A	45,090
95,000	Elgin, TX GO COP[1]	4.500	07/15/2018	03/31/2013	A	95,152

35	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS February 28, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Texas Continued
$ 25,000	Gonzales, TX Healthcare System[1]	5.350%	08/15/2015	03/31/2013	A	$25,115
290,000	Gulf Coast, TX Waste Disposal Authority (Bayport Area System)[1]	5.000	10/01/2019	04/01/2013	A	291,206
40,000	Lubbock, TX Electric Light & Power System[1]	5.150	04/15/2017	03/31/2013	A	40,172
200,000	Midtown, TX Redevel. Authority[1]	4.900	01/01/2017	03/31/2013	A	200,622
205,000	Newark, TX Cultural Education Facilities Finance Corp.[1]	7.250	08/15/2021	05/17/2016	A	222,509
35,000	North East TX Hospital Authority (Northeast Medical Center Hospital)[1]	5.625	05/15/2022	03/31/2013	A	35,102
465,000	Northwest Harris County, TX Municipal Utility District No. 22[1]	5.700	04/01/2017	04/01/2013	A	467,223
200,000	Red River, TX Health Facilities Devel. Corp. (Witchita Falls Retirement Foundation)[1]	4.700	01/01/2022	07/12/2018	B	204,110
100,000	TX GO1	5.500	08/01/2015	03/31/2013	A	100,472
165,000	TX Lower Colorado River Authority[1]	5.375	05/15/2020	03/31/2013	A	165,711
5,000	TX Lower Colorado River Authority[1]	5.500	05/15/2019	03/31/2013	A	5,021
20,000	TX Lower Colorado River Authority[1]	6.000	05/15/2013	03/31/2013	A	20,102
2,650,000	TX Municipal Gas Acquisition & Supply Corp.[1]	5.625	12/15/2017	02/15/2016	B	2,956,632
340,000	TX Public Finance Authority (Southern University)[1]	5.500	11/01/2017	03/31/2013	A	340,656
75,000	TX Public Finance Authority (Texas Military Facilities Commission)[1]	5.000	04/01/2016	04/01/2013	A	75,317
250,000	TX Public Finance Authority Charter School Finance Corp. (Uplift Education)[1]	5.350	12/01/2017	01/08/2016	B	267,945

36	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS February 28, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Texas Continued
$ 1,000,000	TX Water Devel. Board[1]	5.250%		07/15/2015	03/31/2013	A	$1,021,080
20,000	Willis, TX Independent School District[1]	4.375		02/15/2017	03/31/2013	A	20,066
50,000	Willow Fork,TX Drain District[1]	4.100		09/01/2018	03/31/2013	A	50,133

							7,252,784
U.S. Possessions–10.4%
10,000	Guam GO1	5.375		11/15/2013	03/11/2013	A	10,019
50,000	Guam GO1	5.400		11/15/2018	03/11/2013	A	50,095
250,000	Guam Power Authority, Series A1	5.000		10/01/2022	10/01/2022		304,553
25,000	Puerto Rico Children’s Trust Fund (TASC)[1]	4.250		05/15/2014	03/31/2013	A	25,076
2,300,000	Puerto Rico Commonwealth GO1	3.142	[2]	07/01/2018	07/01/2018		2,346,805
2,145,000	Puerto Rico Commonwealth GO1	3.162	[2]	07/01/2019	07/01/2019		2,184,018
7,350,000	Puerto Rico Commonwealth GO1	3.182	[2]	07/01/2020	07/01/2020		7,490,312
120,000	Puerto Rico Commonwealth GO	4.400	[3]	07/01/2016	07/01/2016		105,608
380,000	Puerto Rico Commonwealth GO1	4.500		07/01/2023	03/31/2013	A	380,205
1,470,000	Puerto Rico Commonwealth GO1	4.750		12/01/2015	12/01/2013	A	1,492,050
500,000	Puerto Rico Commonwealth GO1	5.250		07/01/2015	07/01/2015		535,860
190,000	Puerto Rico Commonwealth GO1	5.500		07/01/2016	07/01/2016		204,423
220,000	Puerto Rico Commonwealth GO1	5.500		07/01/2018	07/01/2018		240,695
40,000	Puerto Rico Commonwealth GO1	5.500		07/01/2018	07/01/2018		43,763
1,285,000	Puerto Rico Commonwealth GO1	5.650		07/01/2015	01/04/2015	B	1,353,812
1,100,000	Puerto Rico Commonwealth GO1	6.000		07/01/2013	07/01/2013		1,115,796
380,000	Puerto Rico Commonwealth GO1	6.000		07/01/2016	07/01/2016		414,835
205,000	Puerto Rico Commonwealth GO1	6.500		07/01/2013	07/01/2013		208,255
500,000	Puerto Rico Convention Center Authority[1]	5.000		07/01/2019	07/01/2016	A	517,445

37	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS February 28, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
U. S. Possessions Continued
$ 60,000	Puerto Rico Electric Power Authority, Series KK1	5.500%		07/01/2016	07/01/2016		$65,552
20,000	Puerto Rico Electric Power Authority, Series LL1	5.500		07/01/2016	07/01/2016		21,851
295,000	Puerto Rico Electric Power Authority, Series LL1	5.500		07/01/2017	07/01/2017		325,763
800,000	Puerto Rico Electric Power Authority, Series OO1	5.000		07/01/2014	07/01/2014		829,968
100,000	Puerto Rico Electric Power Authority, Series SS1	5.000		07/01/2019	07/01/2015	A	103,399
500,000	Puerto Rico Electric Power Authority, Series SS1	5.000		07/01/2019	07/01/2015	A	520,070
235,000	Puerto Rico Electric Power Authority, Series SS1	5.000		07/01/2022	07/01/2015	A	242,287
455,000	Puerto Rico Electric Power Authority, Series SS1	5.000		07/01/2023	07/01/2015	A	468,077
390,000	Puerto Rico Electric Power Authority, Series UU1	0.130	[2]	07/01/2017	07/01/2017		351,523
25,000	Puerto Rico Electric Power Authority, Series WW1	5.250		07/01/2014	07/01/2014		26,019
120,000	Puerto Rico Electric Power Authority, Series ZZ1	5.000		07/01/2018	07/01/2018		130,524
155,000	Puerto Rico Government Devel. Bank[1]	5.000		12/01/2013	12/01/2013		158,650
130,000	Puerto Rico HFA[1]	5.000		12/01/2018	12/01/2013	A	134,173
310,000	Puerto Rico HFC	3.384	[3]	01/01/2014	01/01/2014		305,347
220,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2016	07/01/2014	A	225,471
250,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2022	07/01/2013	A	250,485
50,000	Puerto Rico Highway & Transportation Authority[1]	5.500		07/01/2014	07/01/2014		52,118
40,000	Puerto Rico Highway & Transportation Authority[1]	5.500		07/01/2020	07/01/2020		45,778

38	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS February 28, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U. S. Possessions Continued
$ 50,000	Puerto Rico Highway & Transportation Authority[1]	5.750%	07/01/2019	07/01/2013	A	$50,556
10,000	Puerto Rico Highway & Transportation Authority, Series G1	5.250	07/01/2019	07/01/2013	A	10,175
5,000	Puerto Rico Highway & Transportation Authority, Series G1	5.250	07/01/2019	07/01/2013	A	5,052
675,000	Puerto Rico Industrial Devel. Company, Series B1	5.375	07/01/2016	03/31/2013	A	676,215
355,000	Puerto Rico Infrastructure (Mepsi Campus)	5.600	10/01/2014	10/01/2014		364,589
240,000	Puerto Rico Infrastructure Financing Authority, Series A1	4.500	07/01/2014	07/01/2014		245,938
1,750,000	Puerto Rico Infrastructure Financing Authority, Series C1	5.500	07/01/2017	07/01/2017		1,883,910
300,000	Puerto Rico ITEMECF (University of the Sacred Heart)[1]	5.000	10/01/2020	10/01/2020		332,931
100,000	Puerto Rico ITEMECF (University of the Sacred Heart)[1]	5.000	10/01/2021	10/01/2021		110,810
100,000	Puerto Rico Municipal Finance Agency, Series A1	4.750	08/01/2022	03/31/2013	A	100,093
560,000	Puerto Rico Municipal Finance Agency, Series A	5.000	08/01/2013	03/31/2013	A	561,725
100,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2014	03/31/2013	A	100,353
110,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2015	03/31/2013	A	110,339
35,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2016	03/31/2013	A	35,108
200,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2017	03/31/2013	A	200,570

39	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS February 28, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions Continued
$ 305,000	Puerto Rico Municipal Finance Agency, Series A1	5.250%	08/01/2018	03/31/2013	A	$305,814
325,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2019	03/31/2013	A	325,793
105,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2020	03/31/2013	A	105,380
25,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2021	03/31/2013	A	25,054
20,000	Puerto Rico Municipal Finance Agency, Series A1	5.500	07/01/2017	03/31/2013	A	20,061
60,000	Puerto Rico Municipal Finance Agency, Series B1	5.750	08/01/2013	03/31/2013	A	60,233
60,000	Puerto Rico Public Buildings Authority[1]	5.000	07/01/2013	07/01/2013		60,622
1,000,000	Puerto Rico Public Buildings Authority[1]	5.250	07/01/2017	07/01/2017		1,075,090
750,000	Puerto Rico Public Buildings Authority[1]	5.750	07/01/2022	07/01/2016	A	781,928
260,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2021	07/01/2014	A	272,327

						31,101,346
Utah–0.0%
100,000	Intermountain Power Agency, UT Power Supply[1]	5.500	07/01/2014	07/01/2013	A	101,842
Vermont–0.5%
50,000	Burlington, VT COP (Parking Facility)	4.625	12/01/2014	03/31/2013	A	50,183
50,000	Burlington, VT Electric[1]	5.375	07/01/2013	03/31/2013	A	50,196
350,000	Burlington, VT GO1	5.000	11/01/2016	11/01/2016		385,133
370,000	Burlington, VT GO1	5.000	11/01/2017	11/01/2017		411,270
390,000	Burlington, VT GO1	5.000	11/01/2018	11/01/2018		436,999
200,000	Burlington, VT GO1	5.000	11/01/2021	11/01/2021		226,684

						1,560,465
Virginia–0.3%
115,000	Broadway, VA IDA (Bridgewater College)[1]	4.500	04/01/2017	04/01/2013	A	115,208

40	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS February 28, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Virginia Continued
$ 400,000	Chesterfield County, VA EDA (Brandermill Woods)	5.000%	01/01/2019	01/01/2019		$444,032
25,000	Fairfax County, VA Park Authority[1]	4.400	07/15/2015	03/31/2013	A	25,089
80,000	Norfolk, VA Redevel. & Hsg. Authority (Merrimack Landing)	5.500	12/01/2013	03/31/2013	A	80,299
100,000	Southwest VA Regional Jail Authority[1]	5.125	09/01/2015	09/01/2013	A	101,708
40,000	VA Northern Transportation District (Virginia Railway Express)[1]	5.375	07/01/2014	03/31/2013	A	40,179

						806,515
Washington–1.1%
140,000	Chelan County, WA Public Hospital District No. 2 (Lake Chelan Community Hospital)[1]	5.250	12/01/2020	03/31/2013	A	140,605
330,000	WA Health Care Facilities Authority (Group Health Cooperative of Puget Sound)	5.375	12/01/2013	03/31/2013	A	330,861
2,295,000	WA Tobacco Settlement Authority (TASC)[1]	6.500	06/01/2026	06/01/2013	A	2,350,034
275,000	Wenatchee, WA GO	4.500	12/01/2016	03/31/2013	A	275,547
60,000	Yakima-Tieton, WA Irrigation District[1]	4.500	06/01/2019	06/01/2013	A	60,611

						3,157,658
West Virginia–0.0%
25,000	WV School Building Authority[1]	4.500	07/01/2015	03/31/2013	A	25,091
Wisconsin–0.2%
50,000	Beloit, WI Water System[1]	4.375	11/01/2018	11/01/2013	A	51,394
25,000	Franklin, WI Public School District	4.500	04/01/2015	04/01/2013	A	25,089
480,000	New Berlin, WI School District[1]	5.000	03/01/2015	09/01/2013	A	491,563
20,000	Weston, WI Community Devel. Authority	4.650	10/01/2016	04/01/2013	A	20,054

						588,100

41	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS February 28, 2013 (Unaudited)

Value
Total Investments, at Value (Cost $286,218,902)–96.6%	$288,717,012
Other Assets Net of Liabilities–3.4	10,117,201

Net Assets–100.0%	$298,834,213

Footnotes to Statement of Investments

*	Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.
A.	Optional call date; corresponds to the most conservative yield calculation.
B.	Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.
1.	All or a portion of the security position has been segregated for collateral to cover borrowings.
2.	Represents the current interest rate for a variable or increasing rate security.
3.	Zero coupon bond reflects effective yield on the date of purchase.

To simplify the listings of securities, abbreviations are used per the table below:

CCHlthS	Cleveland Clinic Health System
CDA	Communities Devel. Authority
COP	Certificates of Participation
DA	Dormitory Authority
DKH	Day Kimball Hospital
DRIVERS	Derivative Inverse Tax Exempt Receipts
EDA	Economic Devel. Authority
EDFA	Economic Devel. Finance Authority
EMH	Elmhurst Memorial Hospital
EMHC	Elmhurst Memorial Healthcare
EMHH	Elmhurst Memorial Home Health
ERDA	Energy Research and Devel. Authority
FHA	Federal Housing Agency/Authority
GINNE	Goodwill Industries of Northern New England
GO	General Obligation
H&EFA	Health and Educational Facilities Authority
H&HEFA	Hospitals and Higher Education Facilities Authority
HDC	Housing Devel. Corp.
HEBA	Higher Education Building Authority
HEFA	Higher Education Facilities Authority
HEFFA	Higher Educational Facilities Finance Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
LH&S	Lutheran Home & Services
LHFTA	Lutheran Home for the Aged
LH&SFTA	Lutheran Home & Services for the Aged
L.I.	Long Island
LILCO	Long Island Lighting Corp.
MHlthS	Meridia Health System
MSA	Math & Science Academy
M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Redding
NY/NJ	New York/New Jersey

42	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS February 28, 2013 (Unaudited)

NYC	New York City
NYS	New York State
OH	Oakwood Healthcare
OHP	Oakwood Health Promotions
OHS	Oakwood Healthcare System
OUH	Oakwood United Hospitals
PFA	Public Financing Authority
PHH	Pinnacle Health Hospitals
PHMS	Pinnacle Health Medical Services
PHS	Pinnacle Health System
RIH	Rhode Island Hospital
TASC	Tobacco Settlement Asset-Backed Bonds
TMH	The Miriam Hospital
Y/S	Yucaipa/Sweetwater

Notes to Statement of Investments

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a

43	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS February 28, 2013 (Unaudited)

foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available

44	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS February 28, 2013 (Unaudited)

market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

45	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS February 28, 2013 (Unaudited)

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of February 28, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$8,751,963	$—	$8,751,963
Alaska	—	7,000,000	—	7,000,000
Arizona	—	2,252,745	—	2,252,745
Arkansas	—	10,037	—	10,037
California	—	77,427,017	—	77,427,017
Colorado	—	463,790	—	463,790
Connecticut	—	3,915,141	—	3,915,141
District of Columbia	—	690,948	—	690,948
Florida	—	14,857,763	—	14,857,763
Georgia	—	4,093,990	—	4,093,990
Hawaii	—	15,042	—	15,042
Idaho	—	25,080	—	25,080
Illinois	—	29,331,625	—	29,331,625
Indiana	—	1,909,276	—	1,909,276
Iowa	—	20,057	—	20,057
Kansas	—	1,195,862	—	1,195,862
Kentucky	—	1,924,062	—	1,924,062
Louisiana	—	2,334,446	—	2,334,446
Maine	—	50,194	—	50,194
Maryland	—	1,491,046	—	1,491,046
Massachusetts	—	6,519,005	—	6,519,005
Michigan	—	15,268,002	—	15,268,002
Minnesota	—	1,941,387	—	1,941,387
Mississippi	—	327,148	—	327,148
Missouri	—	715,934	—	715,934
Multi States	—	1,188,099	—	1,188,099
Nevada	—	5,664,438	—	5,664,438
New Jersey	—	28,562,782	—	28,562,782
New Mexico	—	20,077	—	20,077
New York	—	8,898,021	—	8,898,021
North Carolina	—	336,528	—	336,528
Ohio	—	1,678,588	—	1,678,588
Oklahoma	—	151,700	—	151,700
Oregon	—	513,832	—	513,832
Pennsylvania	—	5,783,868	—	5,783,868
Rhode Island	—	2,704,763	—	2,704,763
South Carolina	—	2,489,622	—	2,489,622
Tennessee	—	3,599,333	—	3,599,333
Texas	—	7,252,784	—	7,252,784
U.S. Possessions	—	31,101,346	—	31,101,346
Utah	—	101,842	—	101,842
Vermont	—	1,560,465	—	1,560,465
Virginia	—	806,515	—	806,515
Washington	—	3,157,658	—	3,157,658
West Virginia	—	25,091	—	25,091
Wisconsin	—	588,100	—	588,100

Total Assets	$—	$288,717,012	$—	$288,717,012

46	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS February 28, 2013 (Unaudited)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Federal Taxes. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of February 28, 2013 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$286,246,719

Gross unrealized appreciation	$2,584,401
Gross unrealized depreciation	(114,108)

Net unrealized appreciation	$2,470,293

47	Oppenheimer Rochester Short Term Municipal Fund

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 2/28/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Short Term Municipal Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	4/11/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	4/11/2013

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	4/11/2013